Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Shareholders' equity
Common stock outstanding at beginning of year	3,608,391,999	3,598,865,213	3,717,630,462
Common stock held in treasury:
Repurchases of common stock	(121,010,524)	(24,364,753)	(155,232,995)
Sales of common stock	468	686	5,251
Common stock issued to employees	40,677,400	33,879,000	36,461,000
Other net change in treasury stock	370,108	11,853	1,495
Common stock outstanding at end of year	3,528,429,451	3,608,391,999	3,598,865,213